Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ 2,822	$ 2,857	$ (3,552)
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	8,900	11,523	15,255
Depreciation expense	1,858	1,940	1,964
Net amortization of investment securities, premiums, and discounts	1,161	837	698
Amortization of intangible assets	408	1,243	1,360
Stock based compensation expense	29	58	87
Change in fair value of mortgage servicing rights	1,331	0	0
Gain on sale of investment securities	(26)	0	0
(Gain) loss on sales and dispositions of premises and equipment	(79)	(13)	60
(Gain) loss on sales and dispositions of other real estate owned and repossessions	(317)	206	2,311
Provision for other real estate owned	713	1,252	6,158
Decrease in accrued interest receivable	151	393	892
Increase in cash surrender value - life insurance	(72)	(62)	(72)
Decrease in other assets	949	252	1,203
(Increase) decrease in income tax receivable	(644)	1,008	(1,328)
Decrease in accrued interest payable	(145)	(437)	(946)
Increase (decrease) in other liabilities	253	(104)	30
Origination of mortgage loans for sale	(99,420)	(73,272)	(104,002)
Proceeds from the sale of mortgage loans	99,797	74,983	106,548
Gain on sale of mortgage loans, net	(2,669)	(1,649)	(2,493)
(Increase) decrease in net deferred tax asset	(214)	462	(2,299)
Other, net	89	(645)	(453)
Net cash provided by operating activities	14,875	20,832	21,456
Cash flows from investing activities:
Net (increase) decrease in loans	(26,499)	32,298	53,926
Purchase of available-for-sale debt securities	(76,498)	(122,871)	(189,082)
Proceeds from maturities of available-for-sale debt securities	42,735	36,923	114,899
Proceeds from calls of available-for-sale debt securities	45,170	54,185	46,795
Proceeds from sales of available-for-sale debt securities	790	0	0
Proceeds from sales of FHLB stock	460	1,757	1,004
Purchase of FHLB stock	0	0	(392)
Purchases of premises and equipment	(1,375)	(3,393)	(549)
Proceeds from sales of premises and equipment	272	47	34
Proceeds from sales of other real estate owned and repossessions	8,571	7,435	9,689
Net cash (used) provided by investing activities	(6,374)	6,381	36,324
Cash flows from financing activities:
Net increase in demand deposits	33,084	21,438	2,732
Net increase in interest-bearing transaction accounts	21,103	5,461	24,854
Net decrease in time deposits	(21,136)	(15,337)	(37,246)
Net decrease in federal funds purchased and securities sold under agreements to repurchase	(3,458)	(5,552)	(6,577)
Proceeds from Federal Home Loan Bank advances	0	0	10,000
Repayment of Federal Home Loan Bank advances	(8,284)	(38,576)	(22,331)
Redemption of 12,000 shares of preferred stock	(12,000)	0	0
Cash dividends paid - preferred stock	(1,203)	(1,513)	(1,513)
Cash dividends paid - common stock	(940)	(904)	(1,385)
Net cash provided (used) by financing activities	7,166	(34,983)	(31,466)
Net increase (decrease) in cash and cash equivalents	15,667	(7,770)	26,314
Cash and cash equivalents, beginning of year	43,210	50,980	24,666
Cash and cash equivalents, end of year	58,877	43,210	50,980
Cash paid during the year for:
Interest	8,420	11,290	16,699
Income taxes	1,591	665	800
Supplemental schedule of noncash investing and financing activities:
Other real estate and repossessions acquired in settlement of loans	$ 16,869	$ 10,903	$ 23,677